INVESTMENT PROPERTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investment properties
Investment properties at beginning of period	¥ 1,601,876		¥ 1,503,266
Transfer from property, plant and equipment (Note 7)	(139,377)		(78,135)
Transfer from right-of-use assets (Note 20(a))	90,314		(45,885)
Others	7,472
Disposals			(1,005)
Depreciation	(24,450)		(24,405)	¥ (26,559)
Investment properties at end of period	1,814,589	$ 284,749	1,601,876	1,503,266
Cost
Investment properties
Investment properties at beginning of period	1,823,560
Investment properties at end of period	2,126,206		1,823,560
Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period	(221,684)
Investment properties at end of period	(311,617)		(221,684)
Buildings
Investment properties
Investment properties at beginning of period	481,489		414,168
Transfer from property, plant and equipment (Note 7)	(139,377)		(78,135)
Depreciation	(11,900)		(10,814)
Investment properties at end of period	608,966		481,489	414,168
Buildings | Cost
Investment properties
Investment properties at beginning of period	601,850
Investment properties at end of period	779,253		601,850
Buildings | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period	(120,361)
Investment properties at end of period	(170,287)		(120,361)
Land use rights
Investment properties
Investment properties at beginning of period	1,120,387		1,089,098
Transfer from right-of-use assets (Note 20(a))	90,314		(45,885)
Others	7,472
Disposals			(1,005)
Depreciation	(12,550)		(13,591)
Investment properties at end of period	1,205,623		1,120,387	¥ 1,089,098
Land use rights | Cost
Investment properties
Investment properties at beginning of period	1,221,710
Investment properties at end of period	1,346,953		1,221,710
Land use rights | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period	(101,323)
Investment properties at end of period	¥ (141,330)		¥ (101,323)